July 24, 2014

FILED VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:	Plan Investment Fund, Inc. (“PIF”) – Money Market Portfolio

Ticker: PIMXX | CUSIP: 72701U203

File No.: 811-04379

EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that contains the risk/return information included in a supplement dated July 16, 2014 to the prospectus relating to the PIF Money Market Portfolio, filed with the Securities and Exchange Commission (Accession No. 0001193125-14-270166), the purpose of which was to supplement and amend said prospectus.